Stockholders' Equity (Details 5) - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at the Beginning		100,137
Number of Shares, Outstanding at the End	100,137	1,829,137	1,829,137
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding at the Beginning	0	350,000	0
Number of Shares, Granted	350,000	2,674,500
Number of Shares, Exercised	0	0
Number of Shares, Forfeited	0	0
Number of Shares, Outstanding at the End	350,000	3,024,500	3,024,500
Number of Shares, Vested and expected to vest	239,000	1,319,000	1,319,000
Number of Shares, Exercisable	0	0	0
Weighted Average Exercise Price, Outstanding at Beginning	$ 0	$ 1.05	$ 0
Weighted Average Exercise Price, Granted	1.05	1.33
Weighted Average Exercise Price, Exercised	0	0
Weighted-Average Exercise Price, Forfeited	0	0
Weighted Average Exercise Price, Outstanding at the End	1.05	1.30	1.30
Weighted Average Exercise Price, Vested and expected to vest	1.05	1.30	1.30
Weighted Average Exercise Price, Exercisable	$ 0	$ 0	$ 0
Weighted Average Remaining Contractual Life, Granted	4 years 11 months 23 days	4 years 8 months 19 days
Weighted Average Remaining Contractual Life, at the End	4 years 11 months 23 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	4 years 11 months 23 days	4 years 8 months 12 days
Weighted Average Remaining Contractual Life, Exercisable		0 years
Average Intrinsic Value, Outstanding, at the Ending Balance	$ 0	$ 817,000	$ 817,000
Average Intrinsic Value, Vested and expected to vest	0	361,000	361,000
Average Intrinsic Value, Exercisable	$ 0	$ 0	$ 0